Description of Business (Details)	Jun. 30, 2026	Oct. 31, 2025
Wataynikaneyap Power Limited Partnership
Public Utilities, General Disclosures [Line Items]
Equity investment ownership	39.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership		33.00%
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest	80.10%
Noncontrolling ownership	19.90%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest	60.00%